CONTINGENCIES (Details) (USD $)	12 Months Ended				0 Months Ended
	Sep. 30, 2007	May 31, 2007	Jan. 02, 2012	Mar. 31, 2012 Products And Services [Domain] Barr And Duramed [Member]	Mar. 31, 2012 Barr and Duramed products [Member]	Mar. 31, 2012 Teva And Subsidiaries [Member]
Approximate number of product liability cases					6,000	5,100
Approximate number of pending cases				445	430
Approximate number of cases that have been dismissed					5,500	2,400
Intellectual Property Matters [Abstract]
Annual sales of Zyprexa		$ 180,000,000
Annual sales of Protonix	2,500,000,000
Annual Sales Of Pantoprazole	1,100,000,000
Claims For Damages And Prejudgment Interest Against Teva			$ 2,100,000,000